Note 16: Commitments (Details) (USD $)	May 31, 2013
WayneStCyrOfficerMember
Commitments and Contingencies	$ 10,000	[1]
JerryGMikolajczykMember
Commitments and Contingencies	10,000	[1]
Peter Matousek
Commitments and Contingencies	7,500	[1]
DrWDSpierMember
Commitments and Contingencies	$ 7,500	[1]

[1]	Monthly Fee